Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
(Earnings) loss per share
Net loss (earnings)	$ (24,908)	$ 16,790
Weighted average basic number of shares outstanding	139,470,950	119,701,040
Basic loss (earnings) per share	$ (0.18)	$ 0.14
Weighted average diluted number of shares outstanding	139,481,236	119,701,040
Diluted loss (earnings) per share	$ (0.18)	$ 0.14